Basis of Preparation of Half-Year Report	6 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Half-year Report [Abstract]
Basis of preparation of half-year report

11 Basis of preparation of half-year report

This condensed consolidated interim financial report for the half-year reporting period ended 31 December 2019 have been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001. Compliance with AASB 134 ensures compliance with International Financial Reporting Standards IAS 34 'Interim Financial Reporting'

These condensed consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2019 and any public announcements made by Immuron Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of the new and amended standards as set out below. The Interim Financial Statements have been approved and authorised for issue by the board on 26 February 2020 2020.

Compliance with IFRS

The consolidated financial statements of Immuron Limited also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(a) New and amended standards adopted by the group

A number of new or amended standards became applicable for the current reporting period and the group had to change its accounting policies and make retrospective adjustments as a result of adopting AASB 16 Leases.

The impact of the adoption of leasing standard and the new accounting policies are disclosed in note 12 below. The other standards did not have any impact on the group's accounting policies and did not require retrospective adjustments.

(b) IFRIC 23 – Uncertainty over Income Tax Treatment (Significant estimate – R&D tax incentive)

Interpretation 23 requires the assessment of whether the effect of uncertainty over income tax treatments should be included in the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The Interpretation outlines the requirements to determine whether an entity considers uncertain tax treatments separately, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.

The group has adopted Interpretation 23 from 1 July 2019, based on an assessment of whether it is 'probable' that a taxation authority will accept an uncertain tax treatment. This assessment takes into account that for certain jurisdictions in which the group operates, a local tax authority may seek to open a group's books as far back as inception of the group. Where it is probable, the group has determined tax balances consistently with the tax treatment used or planned to be used in its income tax filings. Where the group has determined that it is not probable that the taxation authority will accept an uncertain tax treatment, the most likely amount or the expected value has been used in determining taxable balances (depending on which method is expected to better predict the resolution of the uncertainty). There has been no impact from the adoption of Interpretation 23 in this reporting period. Other accounting pronouncements which have become effect from 1 July 2019 and have therefore been adopted do not have a significant impact on the group's financial results or position.